Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	DIMENSIONAL ETF TRUST
Entity Central Index Key	0001816125
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 06, 2023
Document Effective Date	Sep. 06, 2023
Prospectus Date	Sep. 06, 2023
Dimensional US Core Equity 1 ETF | Dimensional US Core Equity 1 ETF
Prospectus:
Trading Symbol	DCOR
Dimensional World Equity ETF | Dimensional World Equity ETF
Prospectus:
Trading Symbol	DFAW
Dimensional Global Core Plus Fixed Income ETF | Dimensional Global Core Plus Fixed Income ETF
Prospectus:
Trading Symbol	DFGP
Dimensional Global ex US Core Fixed Income ETF | Dimensional Global ex US Core Fixed Income ETF
Prospectus:
Trading Symbol	DFGX
Dimensional Global Credit ETF | Dimensional Global Credit ETF
Prospectus:
Trading Symbol	DGCB
Dimensional Ultrashort Fixed Income ETF | Dimensional Ultrashort Fixed Income ETF
Prospectus:
Trading Symbol	DUSB